Loans and Borrowings - Narrative (Details)				12 Months Ended
	Aug. 31, 2020 CAD ($)	Mar. 27, 2020 CAD ($)	Mar. 25, 2020 CAD ($)	Jun. 30, 2021 CAD ($)	Jun. 30, 2020 CAD ($)	Jun. 01, 2021 CAD ($)	Dec. 17, 2020 CAD ($)
Disclosure of detailed information about borrowings [line items]
Repayment of long-term loans				$ 117,504,000	$ 115,130,000
Proceeds from loan				0	$ 86,394,000
Funded debt to shareholders' equity ratio					0.25
Unrestricted cash and cash equivalents					$ 143,900,000
Loss on induced conversion of debenture				0	172,291,000
Gain (loss) on debt modification				(396,000)	1,287,000
Restricted cash				19,394,000	0
Credit Facility
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity			$ 264,400,000
Facility A
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity			50,000,000.0
Repayment of long-term loans					22,000,000.0
Proceeds from loan		$ 22,000,000.0
Borrowings, interest rate		4.70%
Facility A | Canadian Prime Rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		2.45%
Borrowings, adjustment to interest rate basis		2.25%
Facility B
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity			150,000,000.0
Gain (loss) on debt modification				$ (400,000)
Borrowings						$ 88,700,000
Facility B | Effective Interest Rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate				4.83%
Facility C
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity			64,400,000
Repayment of long-term loans			$ 45,000,000.0		$ 10,000,000.0
First Amendment to the First Amended and Restated Credit Agreement
Disclosure of detailed information about borrowings [line items]
Funded debt to shareholders' equity ratio, maximum					0.20
Minimum unrestricted cash balance required					$ 35,000,000.0
Credit Facilities B and C
Disclosure of detailed information about borrowings [line items]
Repayment of long-term loans	$ 10,000,000.0
Second Amendment to the First Amended and Restated Credit Agreement
Disclosure of detailed information about borrowings [line items]
Minimum unrestricted cash balance required				$ 35,000,000.0
Loss on induced conversion of debenture					172,300,000
Second Amended and Restated Credit Agreement
Disclosure of detailed information about borrowings [line items]
Minimum unrestricted cash balance required							$ 75,000,000
Minimum restricted cash balance						$ 50,000,000.0	$ 50,000,000.0
Restricted cash available for repayment ratio							1
Percentage of net proceeds from sale of facilities to be used for repayment							100.00%
Maximum amount of net proceeds from sale of facilities to be used for repayment							$ 36,500,000
Percentage of net proceeds from sale of facilities to be used for repayment, in excess of threshold amount							75.00%
Threshold amount of net proceeds from sale of facilities to be used for repayment							$ 5,000,000.0
Minimum unrestricted cash balance, percentage of outstanding principal less cash collateral							225.00%
Borrowing costs recognised as expense				900,000
Loss on debt settlement				2,200,000
Letters of Credit
Disclosure of detailed information about borrowings [line items]
Borrowings				1,800,000
Restricted cash				4,400,000
Fiscal quarter ended September 30, 2020 | First Amendment to the First Amended and Restated Credit Agreement
Disclosure of detailed information about borrowings [line items]
Minimum EBITDA				5,000,000.0
Fiscal quarter ended September 30, 2020 | Second Amendment to the First Amended and Restated Credit Agreement
Disclosure of detailed information about borrowings [line items]
Minimum EBITDA				(11,000,000.0)
Fiscal quarter ended December 31, 2020 | First Amendment to the First Amended and Restated Credit Agreement
Disclosure of detailed information about borrowings [line items]
Minimum EBITDA				5,000,000.0
Fiscal quarter ended December 31, 2020 | Second Amendment to the First Amended and Restated Credit Agreement
Disclosure of detailed information about borrowings [line items]
Minimum EBITDA				4,000,000.0
Fiscal quarter ended March 31, 2021 | First Amendment to the First Amended and Restated Credit Agreement
Disclosure of detailed information about borrowings [line items]
Minimum EBITDA				16,000,000.0
Fiscal quarter ended March 31, 2021 | Second Amendment to the First Amended and Restated Credit Agreement
Disclosure of detailed information about borrowings [line items]
Minimum EBITDA				10,000,000.0
Fiscal quarter ended June 30, 2021 | First Amendment to the First Amended and Restated Credit Agreement
Disclosure of detailed information about borrowings [line items]
Minimum EBITDA				25,000,000.0
Fiscal quarter ended June 30, 2021 | Second Amendment to the First Amended and Restated Credit Agreement
Disclosure of detailed information about borrowings [line items]
Minimum EBITDA				17,000,000.0
Twelve month fiscal period ending June 30, 2021 | First Amendment to the First Amended and Restated Credit Agreement
Disclosure of detailed information about borrowings [line items]
Minimum EBITDA				51,000,000.0
Twelve month fiscal period ending June 30, 2021 | Second Amendment to the First Amended and Restated Credit Agreement
Disclosure of detailed information about borrowings [line items]
Minimum EBITDA				$ 20,000,000.0
Quarters ending June 30, 2020 and September 30, 2020 | Second Amendment to the First Amended and Restated Credit Agreement
Disclosure of detailed information about borrowings [line items]
Funded debt to shareholders' equity ratio, maximum				0.28
Quarter ending December 31, 2020 and onwards | Second Amendment to the First Amended and Restated Credit Agreement
Disclosure of detailed information about borrowings [line items]
Funded debt to shareholders' equity ratio, maximum				0.25
At June 30, 2021 | Second Amendment to the First Amended and Restated Credit Agreement
Disclosure of detailed information about borrowings [line items]
Senior funded debt to EBITDA, maximum				3.00
Alcanna
Disclosure of detailed information about borrowings [line items]
Proceeds from sale of common shares					$ 27,600,000